CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Third Company Repurchase (Details) - Third Company Repurchase - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Aug. 31, 2020	Dec. 31, 2020
Equity, Class of Treasury Stock [Line Items]
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount		$ 10.5
Series C
Equity, Class of Treasury Stock [Line Items]
Number of shares agreed to repurchase	9,656,589
Price per share	$ 1.02
Value of shares agreed to repurchase	$ 9.9
Carrying value of the repurchased convertible preferred shares	$ 20.4